Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
NOTE 2 – BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation - The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

Principles of consolidation - The consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. All significant inter-company balances and transactions have been eliminated upon consolidation.

Valuation of long-lived assets- The Company follows Accounting Standards Codification (“ASC”) 360, “Property, Plant and Equipment”. The Company periodically evaluates the carrying value of long-lived assets to be held and used, including intangible assets subject to amortization, when events and circumstances warrant such a review.  The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value.  In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset.  Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved.  Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

Please read Note 5 – “Receivables and Other Assets from YR TV Station under Arbitration  for a discussion of impairment charges the Company recognized in 2011 related to our investment in YR JV and YR Ad Co.

Fair Value of Financial Instruments - Accounting standards require the categorization of financial assets and liabilities, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The various levels of the fair value hierarchy are described as follows:

Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted market prices for identical assets and liabilities in an active market that we have the ability to access.

Level 2 — Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability.

Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

Accounting standards require the use of observable market data, when available, in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

For certain financial instruments, including cash, accounts and other receivables, accounts payable, short-term loans, accruals and other payables, it was assumed that the carrying amounts approximate fair value because of the near term maturities of such obligations. The carrying amounts of long-term loans payable approximate fair value since the interest rate associated with the debt approximates the current market interest rate.

Cash and cash equivalents - Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and time certificates of deposit with a maturity of three months or less when purchased.

Restricted cash – Restricted cash represents cash held in Alyst’s checking account as at December 31, 2011 and 2010, which is obligated to be used for repurchase of 30,000 CNIH common shares, as stipulated by the Amendment to Stock Purchase Agreement between shareholders and Alyst in July 2009.

Accounts receivable – Accounts receivable are stated at the amount management expects to collect from balances outstanding at the period end.  Allowances for doubtful accounts receivable balances are recorded when circumstances indicate that collection is doubtful for particular accounts receivable or as a general reserve for all accounts receivable.  Management estimates such allowances based on historical evidence such as amounts that are subject to risk and customer credit worthiness.  Accounts receivable are written off if reasonable collection efforts are not successful.

Management periodically reviews the outstanding account balances for collectability.  Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Property and equipment – Property and equipment are stated at cost including the cost of improvements. Maintenance and repairs are charged to expense as incurred.   Depreciation and amortization are provided on the straight-line method based on the shorter of the estimated useful lives of the assets or lease term as follows:

Leasehold improvement                                                              3 years
Furniture, fixtures and equipment                                              5 years
Computer software                                                                       1 year

Revenue recognition – The Company has advertising revenue, net of agency commissions and sales tax, and advertisement production revenue.  Advertising revenue is generated from advertising time-slots sold to advertising agencies or advertisers to broadcast their advertisements on television or radio channels.  Advertisement production revenue is generated from service provided to advertisers in designing and producing video advertisements.  The Company recognizes revenue on advertisement when advertisements are broadcast or when the advertisement production service is provided, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. Net sales represent the invoiced value of services, net of business tax and agency commissions.  The Company is subject to business tax which is levied on majority of the Company’s sales at the rate of 5.0-8.625% on the invoiced value of services.

The Company requires customers to prepay certain amounts, as determined by both parties, at the time the contracts are signed.  Customer deposits are recognized into revenue when the related service is provided or advertisement is aired and all other revenue recognition criteria are met.

Cost of revenue – The Company’s cost of revenue on advertising revenue includes amortization of purchased program inventory, costs to buy back certain advertising time-slots sold to agency companies which the Company’s advertising customers need, and cost of producing advertisements.

Comprehensive income (loss) – The Company follows the Statement of Financial Accounting Standard (“SFAS”) No. 130, Reporting Comprehensive Income. Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. For the Company, comprehensive income (loss) for the periods presented includes net income (loss) and foreign currency translation adjustments.

Income taxes- Alyst was subject to US federal, New York State and New York City taxes prior to the redomestication to the BVI through a merger with CNIH. China Networks was originally incorporated in the Cayman Islands and subsequently reincorporated in the BVI.  China Networks is not subject to income taxes under the current laws of the Cayman Islands or BVI.  PRC entities are subject to the PRC Enterprise Income tax at the applicable rates on taxable income at the commencement of operations.

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes.  Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date.  Deferred income tax liabilities or assets are recorded to reflect the tax consequences in future differences between the tax basis of assets and liabilities and the financial reportin amounts at each year end.  A valuation allowance is recognized if it is more likely than not that some portion, or all, of a deferred tax asset will not be realized.

Foreign Currency- The functional currency of each foreign operation is the local currency. The consolidated financial statements of the Company are presented in United States Dollars (“US$”). Transactions in foreign currencies during the year are translated into US$ at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies on the balance sheet date are translated into US$ at the exchange rates prevailing on that date. Gains and losses on foreign currency transactions (if any) are included in the statement of operations.

The JV Tech Cos and JV Ad Cos translate their assets and liabilities into US$ at the current exchange rate at the end of the reporting period. Revenues and expenses are translated into US$ using the average exchange rate during the period. Gains and losses that result from the translation are included in other comprehensive loss.

Earnings per Common Share – The Company follows ASC 260, Earnings per Share, resulting in the presentation of basic and diluted earnings per share.  Diluted earnings per common share assume that outstanding common shares were increased by shares convertible from preferred stock. Since the Company’s common stock equivalents are not dilutive for the year ended December 31, 2010 and 2009, the basic and diluted earnings per share for those periods are the same.

Use of estimates - The preparation of the Company’s financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to valuation of program rights and intangible assets, preferred stock valuation, discount on promissory notes, allowance for uncollectible accounts receivable, depreciation, useful lives of property, taxes, and contingencies. These estimates may be adjusted as more current information becomes available and any adjustment could be significant.  Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the consolidated financial statements in the period they are determined to be necessary.

Non-controlling interest in consolidated financial statements – ASC 810 establishes accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary.  The Company adopted this guidance on January 1, 2009. Please read note 4 – Noncontrolling Interests for further discussion.

Recently Issued Accounting Pronouncements

In May, 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. The amendments in this ASU generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs. The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011.

The Company has adopted the methodologies prescribed by this ASU by the date required, and the ASU does not have a material effect on its financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05, which is an update to Topic 220, “Comprehensive Income.” This update eliminates the option of presenting the components of other comprehensive income as part of the statement of changes in stockholders’ equity, requires consecutive presentation of the statement of net income and other comprehensive income and requires reclassification adjustments from other comprehensive income to net income to be shown on the financial statements.  ASU 2011-05 is effective for all interim and annual reporting periods beginning after December 15, 2011. The Company does not expect the adoption of this guidance to have a material impact on its financial position or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment, (“ASU 2011-08”), which amends current guidance to allow a company to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. The amendment also improves previous guidance by expanding upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. We do not expect that the adoption of ASU 2011-08 will have a material impact on our consolidated financial statements.

Except for the above, there are no recently issued accounting pronouncements adopted by the Company.  Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.

The Group accounts for and discloses events that occur after the balance sheet but before financial statements are issued or are available to be issued through December 31, 2011.